787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 23, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc.
Securities Act File No. 002-62329
Investment Company Act File No. 811-02857
Post-Effective Amendment No. 48

Ladies and Gentlemen:

On behalf of BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc., we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 48 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s principal investment strategies regarding the Fund’s investments in securities of foreign issuers, including issuers in emerging markets and related risk disclosure.

The Fund’s description of its other investment strategies and principal and other risks and operations has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other BlackRock Funds. Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq.
Maria Gattuso, Esq.

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